Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 756.3	$ 845.5
Translation adjustment	(177.3)	(89.2)
Goodwill, Ending Balance	$ 579.0	$ 756.3